Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Paid-In Capital [Member]	Deferred Compensation Obligation Under Rabbi Trust [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Common Stock Acquired by ESOP [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Stock Held by Rabbi Trust [Member]
Beginning Balance at Mar. 31, 2012	$ 186,461	$ 305	$ 135,965	$ 273	$ 101,835	$ (47,363)	$ (4,946)	$ 619	$ (227)
Beginning Balance, Shares at Mar. 31, 2012		26,138,138
Net income	6,610				6,610
Other comprehensive loss, net of income tax	(807)							(807)
ESOP shares committed to be released	782		49				733
Purchase of treasury stock	(27)					(27)
Purchase of treasury stock, Shares		(2,602)
Stock option expense	76		76
Restricted stock awards earned	62		62
Funding of Supplemental Executive Retirement Plan	19		1	19		19			(20)
Funding Of Supplemental Executive Retirement Plans Shares		1,879
Tax benefit from stock based compensation	6		6
Exercise of stock options	299		(5)			304
Exercise of stock options, Shares		29,237
Cash dividends declared ($0.24, $0.18 & $0.30 per share for the year ended 2013, 2014 and 2015 respectively)	(6,153)				(6,153)
Ending Balance at Mar. 31, 2013	187,328	305	136,154	292	102,292	(47,067)	(4,213)	(188)	(247)
Ending Balance, Shares at Mar. 31, 2013		26,166,652
Net income	6,465				6,465
Other comprehensive loss, net of income tax	(127)							(127)
ESOP shares committed to be released	912		179				733
Purchase of treasury stock	(15)					(15)
Purchase of treasury stock, Shares		(1,283)
Forfeited restricted stock awards			5			(5)
Forfeited restricted stock awards, Shares		(409)
Stock option expense	44		44
Restricted stock awards earned	61		61
Funding of Supplemental Executive Retirement Plan	54			54		20			(20)
Funding Of Supplemental Executive Retirement Plans Shares		1,896
Tax benefit from stock based compensation	357		357
Exercise of stock options	3,705		(112)			3,817
Exercise of stock options, Shares		362,143
Cash dividends declared ($0.24, $0.18 & $0.30 per share for the year ended 2013, 2014 and 2015 respectively)	(4,647)				(4,647)
Ending Balance at Mar. 31, 2014	194,137	305	136,688	346	104,110	(43,250)	(3,480)	(315)	(267)
Ending Balance, Shares at Mar. 31, 2014		26,528,999
Net income	8,554				8,554
Other comprehensive loss, net of income tax	(166)							(166)
ESOP shares committed to be released	1,608		329				1,279
Forfeited restricted stock awards, Shares		(1,175)
Stock option expense	20		20
Restricted stock awards granted, Shares		1,753
Restricted stock awards earned	52		52
Repurchase restricted stock awards	(11)		(11)
Repurchase restricted stock awards, Shares		(887)
Funding of Supplemental Executive Retirement Plan	211			236					(25)
Supplemental Executive Retirement Plan distribution	(17)			(309)					292
Tax benefit from stock based compensation	361		361
Exercise of stock options	7,672	7	7,665
Exercise of stock options, Shares		734,007
Cash dividends declared ($0.24, $0.18 & $0.30 per share for the year ended 2013, 2014 and 2015 respectively)	(7,632)				(7,632)
Second-step conversion and stock offering, net of offering expenses	163,212	(39)	130,237			43,250	(10,236)
Second-step conversion and stock offering, net of offering expenses, Shares		63,150
Ending Balance at Mar. 31, 2015	$ 368,001	$ 273	$ 275,341	$ 273	$ 105,032		$ (12,437)	$ (481)
Ending Balance, Shares at Mar. 31, 2015		27,325,847